Financial instruments classification - Classification of financial assets and liabilities by currencies (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Financial instruments
Total current financial assets	$ 8,867	$ 8,950
Total noncurrent financial assets	3,144	3,232
Total of financial assets	12,011	12,182
Total current financial liabilities	6,119	6,730
Total noncurrent financial liabilities	17,174	23,680
Total of financial liabilities	23,293	30,410
R$
Financial instruments
Total current financial assets	3,243	2,097
Total noncurrent financial assets	385	389
Total of financial assets	3,628	2,486
Total current financial liabilities	3,481	3,327
Total noncurrent financial liabilities	4,741	5,328
Total of financial liabilities	8,222	8,655
US$
Financial instruments
Total current financial assets	5,484	6,690
Total noncurrent financial assets	2,759	2,843
Total of financial assets	8,243	9,533
Total current financial liabilities	2,038	2,879
Total noncurrent financial liabilities	11,218	17,005
Total of financial liabilities	13,256	19,884
CAD
Financial instruments
Total current financial assets	27	54
Total of financial assets	27	54
Total current financial liabilities	317	404
Total noncurrent financial liabilities	127	207
Total of financial liabilities	444	611
EUR
Financial instruments
Total current financial assets	12	11
Total of financial assets	12	11
Total current financial liabilities	177	86
Total noncurrent financial liabilities	1,088	1,140
Total of financial liabilities	1,265	1,226
Others currencies
Financial instruments
Total current financial assets	101	98
Total of financial assets	101	98
Total current financial liabilities	106	34
Total of financial liabilities	106	34
Cash and cash equivalents
Financial instruments
Total current financial assets	5,784	4,328
Cash and cash equivalents | R$
Financial instruments
Total current financial assets	2,765	1,790
Cash and cash equivalents | US$
Financial instruments
Total current financial assets	2,883	2,395
Cash and cash equivalents | CAD
Financial instruments
Total current financial assets	23	48
Cash and cash equivalents | EUR
Financial instruments
Total current financial assets	12	11
Cash and cash equivalents | Others currencies
Financial instruments
Total current financial assets	101	84
Financial investments
Financial instruments
Total current financial assets	32	18
Financial investments | R$
Financial instruments
Total current financial assets	1	1
Financial investments | US$
Financial instruments
Total current financial assets	31	17
Derivative financial instruments
Financial instruments
Total current financial assets	39	106
Derivative financial instruments | R$
Financial instruments
Total current financial assets	30	60
Derivative financial instruments | US$
Financial instruments
Total current financial assets	9	46
Accounts receivable
Financial instruments
Total current financial assets	2,648	2,600
Accounts receivable | R$
Financial instruments
Total current financial assets	447	246
Accounts receivable | US$
Financial instruments
Total current financial assets	2,197	2,334
Accounts receivable | CAD
Financial instruments
Total current financial assets	4	6
Accounts receivable | Others currencies
Financial instruments
Total current financial assets		14
Related parties
Financial instruments
Total current financial assets	364	1,898
Related parties | US$
Financial instruments
Total current financial assets	364
Derivative financial instruments
Financial instruments
Total noncurrent financial assets	392	453
Derivative financial instruments | R$
Financial instruments
Total noncurrent financial assets	380	384
Derivative financial instruments | US$
Financial instruments
Total noncurrent financial assets	12	69
Investments in equity securities
Financial instruments
Total noncurrent financial assets	987
Investments in equity securities | US$
Financial instruments
Total noncurrent financial assets	987
Loans
Financial instruments
Total noncurrent financial assets	153	151
Loans | R$
Financial instruments
Total noncurrent financial assets	5	5
Loans | US$
Financial instruments
Total noncurrent financial assets	148	146
Related parties
Financial instruments
Total current financial assets		1,898
Total noncurrent financial assets	1,612	2,628
Related parties | US$
Financial instruments
Total current financial assets		1,898
Total noncurrent financial assets	1,612	2,628
Suppliers and contractors
Financial instruments
Total current financial liabilities	3,512	4,041
Suppliers and contractors | R$
Financial instruments
Total current financial liabilities	1,791	2,464
Suppliers and contractors | US$
Financial instruments
Total current financial liabilities	1,182	1,108
Suppliers and contractors | CAD
Financial instruments
Total current financial liabilities	292	386
Suppliers and contractors | EUR
Financial instruments
Total current financial liabilities	141	49
Suppliers and contractors | Others currencies
Financial instruments
Total current financial liabilities	106	34
Derivative financial instruments
Financial instruments
Total current financial liabilities	470	104
Derivative financial instruments | R$
Financial instruments
Total current financial liabilities	389	95
Derivative financial instruments | US$
Financial instruments
Total current financial liabilities	81	9
Loans and borrowings
Financial instruments
Total current financial liabilities	1,003	1,703
Loans and borrowings | R$
Financial instruments
Total current financial liabilities	532	768
Loans and borrowings | US$
Financial instruments
Total current financial liabilities	410	880
Loans and borrowings | CAD
Financial instruments
Total current financial liabilities	25	18
Loans and borrowings | EUR
Financial instruments
Total current financial liabilities	36	37
Related parties
Financial instruments
Total current financial liabilities	1,134	882
Related parties | R$
Financial instruments
Total current financial liabilities	769
Related parties | US$
Financial instruments
Total current financial liabilities	365	882
Derivative financial instruments
Financial instruments
Total noncurrent financial liabilities	344	686
Derivative financial instruments | R$
Financial instruments
Total noncurrent financial liabilities	321	638
Derivative financial instruments | US$
Financial instruments
Total noncurrent financial liabilities	23	48
Loans and borrowings
Financial instruments
Total noncurrent financial liabilities	14,463	20,786
Loans and borrowings | R$
Financial instruments
Total noncurrent financial liabilities	2,948	3,379
Loans and borrowings | US$
Financial instruments
Total noncurrent financial liabilities	10,300	16,060
Loans and borrowings | CAD
Financial instruments
Total noncurrent financial liabilities	127	207
Loans and borrowings | EUR
Financial instruments
Total noncurrent financial liabilities	1,088	1,140
Related parties
Financial instruments
Total noncurrent financial liabilities	960	975
Related parties | R$
Financial instruments
Total noncurrent financial liabilities	65	78
Related parties | US$
Financial instruments
Total noncurrent financial liabilities	895	897
Participative stockholders' debentures
Financial instruments
Total noncurrent financial liabilities	1,407	1,233
Participative stockholders' debentures | R$
Financial instruments
Total noncurrent financial liabilities	$ 1,407	$ 1,233